UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Inflation Indexed Plus Bond Fund
Class A [WAFAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7821-STSR-0824

Western Asset Inflation Indexed Plus Bond Fund
Class C [WAFCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7820-STSR-0824

Western Asset Inflation Indexed Plus Bond Fund
Class C1 [LWICX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7835-STSR-0824

Western Asset Inflation Indexed Plus Bond Fund
Class FI [WATPX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$42	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7185-STSR-0824

Western Asset Inflation Indexed Plus Bond Fund
Class R [WAFRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7819-STSR-0824

Western Asset Inflation Indexed Plus Bond Fund
Class I [WAIIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$38	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7186-STSR-0824

Western Asset Inflation Indexed Plus Bond Fund
Class IS [WAFSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$33	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$54,400,812
Total Number of Portfolio Holdings*	61
Portfolio Turnover Rate	2%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Inflation Indexed Plus Bond Fund	PAGE 1	7276-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Inflation Indexed Plus Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Inflation Indexed Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 85.2%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	2,190,600	$2,229,612
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	4,768,250	5,151,978
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,088,002	1,077,865
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	3,746,574	2,929,995
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,076,288	923,352
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	6,258,144	4,692,952
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	4,634,404	2,833,138
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,464,255	832,629
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	738,374	620,982
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	2,749,903	2,627,367
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	6,540,408	6,226,448
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	5,552,550	5,225,449
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	374,733	356,187
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	3,849,456	3,647,842
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,716,092	1,576,307
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	3,046,725	2,743,072
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	1,922,887	1,665,521
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,052,610	974,341

Total U.S. Treasury Inflation Protected Securities (Cost — $53,003,035)				46,335,037
Corporate Bonds & Notes — 8.2%
Energy — 4.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	5,000	4,895
Oil, Gas & Consumable Fuels — 4.8%
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	120,119
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	394,431
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	130,000	132,999 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	491,444
Ecopetrol SA, Senior Notes	4.625%	11/2/31	200,000	163,829
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	29,274
Energy Transfer LP, Senior Notes	5.250%	4/15/29	120,000	119,572
EQT Corp., Senior Notes	5.000%	1/15/29	120,000	117,844
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	87,097
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	167,847
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	109,864
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	121,822
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000	218,648
ONEOK Inc., Senior Notes	5.800%	11/1/30	110,000	112,660
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Inflation Indexed Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Corp., Senior Notes	4.200%	2/1/33	130,000	$116,952
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	120,000	118,016
Total Oil, Gas & Consumable Fuels				2,622,418

Total Energy				2,627,313
Materials — 3.4%
Metals & Mining — 3.0%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000	268,482 (a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000	284,694 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000	150,551
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	135,019 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000	411,149
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000	142,320
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	222,535
Total Metals & Mining				1,614,750
Paper & Forest Products — 0.4%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000	232,715 (b)

Total Materials				1,847,465
Total Corporate Bonds & Notes (Cost — $4,661,048)				4,474,778
Collateralized Mortgage Obligations(c) — 4.1%
Benchmark Mortgage Trust, 2023-B38 A4	5.525%	4/15/56	130,000	132,114
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.021%	3/15/40	330,000	329,844 (a)(d)
BX Trust, 2022-VAMF A (1 mo. Term SOFR + 0.850%)	6.179%	1/15/39	190,000	187,546 (a)(d)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	230,000	230,538 (a)(d)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	155,612	146,336 (a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	168,498 (a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	86,184 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021- DNA6 M2 (30 Day Average SOFR + 1.500%)	6.835%	10/25/41	190,000	191,061 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022- DNA2 M1B (30 Day Average SOFR + 2.400%)	7.735%	2/25/42	200,000	205,208 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022- DNA3 M1A (30 Day Average SOFR + 2.000%)	7.335%	4/25/42	118,435	120,244 (a)(d)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.420%	3/15/36	66,406	66,496 (a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A3	3.459%	12/15/49	189,679	181,722
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

 Western Asset Inflation Indexed Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(c) — continued
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	15,249	$15,116 (a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.694%	4/25/35	164,660	155,705 (d)

Total Collateralized Mortgage Obligations (Cost — $2,297,438)				2,216,612
Sovereign Bonds — 0.5%
Peru — 0.5%
Peruvian Government International Bond, Senior Notes (Cost — $340,004)	2.783%	1/23/31	340,000	292,758

Non-U.S. Treasury Inflation Protected Securities — 0.5%
United Kingdom — 0.5%
United Kingdom Inflation-Linked Gilt, Bonds (Cost — $275,575)	0.125%	3/22/68	308,370 GBP	244,353

Asset-Backed Securities — 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003- ABF1 A (1 mo. Term SOFR + 0.854%) (Cost — $4,408)	6.200%	1/25/34	4,482	4,303 (d)
Total Investments — 98.5% (Cost — $60,581,508)				53,567,841
Other Assets in Excess of Liabilities — 1.5%				832,971
Total Net Assets — 100.0%				$54,400,812

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
GBP	—	British Pound
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Inflation Indexed Plus Bond Fund
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	4	9/24	$501,759	$501,375	$384
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,775	EUR	2,597	Bank of America N.A.	7/19/24	$(9)
USD	266,817	GBP	212,685	Citibank N.A.	7/19/24	(2,072)
Net unrealized depreciation on open forward foreign currency contracts						$(2,081)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments, at value (Cost — $60,581,508)	$53,567,841
Foreign currency, at value (Cost — $15,791)	15,724
Cash	711,021
Interest receivable	203,553
Deposits with brokers for open futures contracts	43,033
Receivable for Fund shares sold	16,590
Receivable from brokers — net variation margin on open futures contracts	6,625
Dividends receivable from affiliated investments	155
Prepaid expenses	10,961
Total Assets	54,575,503
Liabilities:
Payable for Fund shares repurchased	73,615
Audit and tax fees payable	25,620
Distributions payable	20,448
Investment management fee payable	18,294
Service and/or distribution fees payable	2,439
Unrealized depreciation on forward foreign currency contracts	2,081
Accrued expenses	32,194
Total Liabilities	174,691
Total Net Assets	$54,400,812
Net Assets:
Par value (Note 7)	$5,827
Paid-in capital in excess of par value	74,943,648
Total distributable earnings (loss)	(20,548,663)
Total Net Assets	$54,400,812
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2024
Net Assets:
Class A	$8,702,763
Class C	$759,677
Class C1	$306
Class FI	$94,209
Class R	$36,497
Class I	$8,189,486
Class IS	$36,617,874
Shares Outstanding:
Class A	945,462
Class C	85,398
Class C1	33
Class FI	10,313
Class R	4,024
Class I	879,201
Class IS	3,902,838
Net Asset Value:
Class A (and redemption price)	$9.20
Class C*	$8.90
Class C1 (and redemption price)	$9.27
Class FI (and redemption price)	$9.13
Class R (and redemption price)	$9.07
Class I (and redemption price)	$9.31
Class IS (and redemption price)	$9.38
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.56

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$1,291,605
Dividends from affiliated investments	156
Total Investment Income	1,291,761
Expenses:
Investment management fee (Note 2)	57,893
Registration fees	53,653
Fund accounting fees	33,121
Audit and tax fees	24,620
Service and/or distribution fees (Notes 2 and 5)	17,352
Transfer agent fees (Notes 2 and 5)	11,686
Shareholder reports	7,169
Fees recaptured by investment manager (Note 2)	3,709
Legal fees	3,680
Directors’ fees	1,811
Commitment fees (Note 9)	268
Insurance	170
Custody fees	118
Miscellaneous expenses	4,697
Total Expenses	219,947
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,625)
Net Expenses	214,322
Net Investment Income	1,077,439
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,111,556)
Futures contracts	(59,975)
Forward foreign currency contracts	(6,603)
Foreign currency transactions	18
Net Realized Loss	(1,178,116)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	112,217
Futures contracts	37,111
Forward foreign currency contracts	9,218
Foreign currencies	(500)
Change in Net Unrealized Appreciation (Depreciation)	158,046
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,020,070)
Increase in Net Assets From Operations	$57,369
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$1,077,439	$2,316,099
Net realized loss	(1,178,116)	(6,304,100)
Change in net unrealized appreciation (depreciation)	158,046	6,497,887
Increase in Net Assets From Operations	57,369	2,509,886
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,250,008)	(2,030,022)
Decrease in Net Assets From Distributions to Shareholders	(1,250,008)	(2,030,022)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,411,829	11,976,089
Reinvestment of distributions	1,223,672	1,988,336
Cost of shares repurchased	(14,219,593)	(49,374,984)
Decrease in Net Assets From Fund Share Transactions	(7,584,092)	(35,410,559)
Decrease in Net Assets	(8,776,731)	(34,930,695)
Net Assets:
Beginning of period	63,177,543	98,108,238
End of period	$54,400,812	$63,177,543
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.40	$9.37	$11.44	$12.29	$11.34	$10.56
Income (loss) from operations:
Net investment income	0.17	0.24	0.53	0.47	0.13	0.19
Net realized and unrealized gain (loss)	(0.17)	0.03	(1.99)	0.06	0.95	0.80
Total income (loss) from operations	0.00	0.27	(1.46)	0.53	1.08	0.99
Less distributions from:
Net investment income	(0.20)	(0.24)	(0.61)	(0.59)	(0.13)	(0.21)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.20)	(0.24)	(0.61)	(1.38)	(0.13)	(0.21)
Net asset value, end of period	$9.20	$9.40	$9.37	$11.44	$12.29	$11.34
Total return[3]	0.16%	2.90%	(12.88)%	4.50%	9.58%	9.37%
Net assets, end of period (000s)	$8,703	$10,283	$19,810	$10,798	$8,749	$10,140
Ratios to average net assets:
Gross expenses	1.00%[4]	0.90%	0.84%	0.75%	0.65%	0.71%
Net expenses[5,6]	0.90 [4]	0.88	0.82	0.75	0.65	0.71
Net investment income	3.56 [4]	2.58	5.18	3.83	1.11	1.75
Portfolio turnover rate	2%	19%	39%	80%[7]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.08	$9.06	$11.09	$11.96	$11.05	$10.30
Income (loss) from operations:
Net investment income	0.08	0.17	0.42	0.38	0.06	0.12
Net realized and unrealized gain (loss)	(0.10)	0.02	(1.90)	0.05	0.90	0.77
Total income (loss) from operations	(0.02)	0.19	(1.48)	0.43	0.96	0.89
Less distributions from:
Net investment income	(0.16)	(0.17)	(0.55)	(0.51)	(0.05)	(0.14)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.16)	(0.17)	(0.55)	(1.30)	(0.05)	(0.14)
Net asset value, end of period	$8.90	$9.08	$9.06	$11.09	$11.96	$11.05
Total return[3]	(0.23)%	2.14%	(13.48)%	3.75%	8.73%	8.63%
Net assets, end of period (000s)	$760	$1,697	$2,296	$1,481	$1,002	$867
Ratios to average net assets:
Gross expenses	1.79%[4]	1.64%	1.54%	1.45%	1.43%	1.38%
Net expenses[5,6]	1.65 [4]	1.62	1.51	1.45	1.43	1.38
Net investment income	1.73 [4]	1.91	4.25	3.23	0.48	1.12
Portfolio turnover rate	2%	19%	39%	80%[7]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.46	$9.29	$11.42	$12.20	$11.24	$10.41
Income (loss) from operations:
Net investment income	0.13	0.18	0.54	0.39	0.04	0.04
Net realized and unrealized gain (loss)	(0.17)	0.16	(2.20)	0.13	0.93	0.89
Total income (loss) from operations	(0.04)	0.34	(1.66)	0.52	0.97	0.93
Less distributions from:
Net investment income	(0.15)	(0.17)	(0.47)	(0.51)	(0.01)	(0.10)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.15)	(0.17)	(0.47)	(1.30)	(0.01)	(0.10)
Net asset value, end of period	$9.27	$9.46	$9.29	$11.42	$12.20	$11.24
Total return[3]	(0.27)%	2.05%	(13.29)%	4.46%[4]	8.66%	8.95%
Net assets, end of period	$306	$331	$316	$30,534	$27,986	$90,854
Ratios to average net assets:
Gross expenses	18.54%[5]	22.29%	2.01%	1.94%	2.24%	1.21%
Net expenses[6,7]	1.40 [5]	1.40	1.40	1.40	1.40	1.21
Net investment income	2.74 [5]	1.90	5.15	3.24	0.33	0.35
Portfolio turnover rate	2%	19%	39%	80%[8]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 3.82% for the year ended December 31, 2021.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.33	$9.30	$11.35	$12.20	$11.27	$10.49
Income (loss) from operations:
Net investment income	0.17	0.26	0.58	0.47	0.13	0.22
Net realized and unrealized gain (loss)	(0.16)	(0.01)[3]	(2.02)	0.07	0.93	0.77
Total income (loss) from operations	0.01	0.25	(1.44)	0.54	1.06	0.99
Less distributions from:
Net investment income	(0.21)	(0.22)	(0.61)	(0.60)	(0.13)	(0.21)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.21)	(0.22)	(0.61)	(1.39)	(0.13)	(0.21)
Net asset value, end of period	$9.13	$9.33	$9.30	$11.35	$12.20	$11.27
Total return[4]	0.20%	2.71%	(12.83)%	4.56%	9.42%	9.48%
Net assets, end of period (000s)	$94	$98	$336	$816	$754	$483
Ratios to average net assets:
Gross expenses	1.18%[5]	0.94%	0.82%	0.70%	0.73%	0.64%
Net expenses[6,7]	0.85 [5]	0.85	0.80	0.69	0.73	0.64
Net investment income	3.68 [5]	2.74	5.57	3.89	1.07	2.03
Portfolio turnover rate	2%	19%	39%	80%[8]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.26	$9.23	$11.28	$12.13	$11.20	$10.43
Income (loss) from operations:
Net investment income	0.13	0.21	0.45	0.42	0.10	0.16
Net realized and unrealized gain (loss)	(0.13)	0.03	(1.93)	0.07	0.91	0.78
Total income (loss) from operations	0.00	0.24	(1.48)	0.49	1.01	0.94
Less distributions from:
Net investment income	(0.19)	(0.21)	(0.57)	(0.55)	(0.08)	(0.17)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.19)	(0.21)	(0.57)	(1.34)	(0.08)	(0.17)
Net asset value, end of period	$9.07	$9.26	$9.23	$11.28	$12.13	$11.20
Total return[3]	(0.04)%	2.56%	(13.08)%	4.16%	9.06%	8.99%
Net assets, end of period (000s)	$36	$104	$61	$102	$216	$458
Ratios to average net assets:
Gross expenses	1.68%[4]	1.37%	1.36%	1.13%	1.06%	1.05%
Net expenses[5,6]	1.15 [4]	1.15	1.15	1.13	1.06	1.05
Net investment income	2.93 [4]	2.33	4.36	3.45	0.88	1.49
Portfolio turnover rate	2%	19%	39%	80%[7]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.51	$9.47	$11.55	$12.40	$11.45	$10.66
Income (loss) from operations:
Net investment income	0.17	0.28	0.60	0.54	0.18	0.24
Net realized and unrealized gain (loss)	(0.16)	0.03	(2.05)	0.03	0.94	0.80
Total income (loss) from operations	0.01	0.31	(1.45)	0.57	1.12	1.04
Less distributions from:
Net investment income	(0.21)	(0.27)	(0.63)	(0.63)	(0.17)	(0.25)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.21)	(0.27)	(0.63)	(1.42)	(0.17)	(0.25)
Net asset value, end of period	$9.31	$9.51	$9.47	$11.55	$12.40	$11.45
Total return[3]	0.24%	3.29%	(12.63)%	4.74%	9.84%	9.79%
Net assets, end of period (000s)	$8,189	$10,677	$16,624	$34,615	$84,063	$51,902
Ratios to average net assets:
Gross expenses	0.77%[4]	0.61%	0.56%	0.39%	0.35%	0.36%
Net expenses[5,6]	0.77 [4]	0.58	0.54	0.39	0.35	0.36
Net investment income	3.59 [4]	2.97	5.66	4.34	1.51	2.17
Portfolio turnover rate	2%	19%	39%	80%[7]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, prior to May 1, 2023, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.58	$9.54	$11.63	$12.46	$11.51	$10.71
Income (loss) from operations:
Net investment income	0.18	0.28	0.60	0.54	0.18	0.26
Net realized and unrealized gain (loss)	(0.16)	0.03	(2.05)	0.06	0.95	0.80
Total income (loss) from operations	0.02	0.31	(1.45)	0.60	1.13	1.06
Less distributions from:
Net investment income	(0.22)	(0.27)	(0.64)	(0.64)	(0.18)	(0.26)
Net realized gains	—	—	—	(0.79)	—	—
Total distributions	(0.22)	(0.27)	(0.64)	(1.43)	(0.18)	(0.26)
Net asset value, end of period	$9.38	$9.58	$9.54	$11.63	$12.46	$11.51
Total return[3]	0.20%	3.35%	(12.54)%	4.99%	9.87%	9.93%
Net assets, end of period (000s)	$36,618	$40,318	$58,982	$64,384	$414,300	$398,438
Ratios to average net assets:
Gross expenses	0.67%[4]	0.52%	0.47%	0.28%	0.27%	0.27%
Net expenses[5,6]	0.67 [4]	0.49	0.44	0.28	0.27	0.27
Net investment income	3.85 [4]	2.96	5.68	4.37	1.49	2.31
Portfolio turnover rate	2%	19%	39%	80%[7]	23%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2023, the expense limitation was 0.40%.

[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$46,335,037	—	$46,335,037
Corporate Bonds & Notes	—	4,474,778	—	4,474,778
Collateralized Mortgage Obligations	—	2,216,612	—	2,216,612
Sovereign Bonds	—	292,758	—	292,758
Non-U.S. Treasury Inflation Protected Securities	—	244,353	—	244,353
Asset-Backed Securities	—	4,303	—	4,303
Total Investments	—	$53,567,841	—	$53,567,841
Other Financial Instruments:
Futures Contracts††	$384	—	—	$384
Total	$384	$53,567,841	—	$53,568,225
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,081	—	$2,081

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $2,081. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.
(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. In addition, the ratio

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. Prior to May 1, 2023, the expense limitation of Class I and Class IS shares were 0.50% and 0.40%, respectively.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $5,625, which included an affiliated money market fund waiver of $5.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2024	$3,300	$338	$152	$123	$194	$4,307	$12,645
Expires December 31, 2025	3,542	459	67	233	176	3,444	12,574
Expires December 31, 2026	4,541	723	27	158	171	—	—
Total fee waivers/ expense reimbursements subject to recapture	$11,383	$1,520	$246	$514	$541	$7,751	$25,219
For the six months ended June 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class I	Class IS
FTFA recaptured	$37	$3,672
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,650 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$2
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$740,489	$138,065
Sales	567,152	9,406,441
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$60,581,508	$20,910	$(7,034,577)	$(7,013,667)
Futures contracts	—	384	—	384
Forward foreign currency contracts	—	—	(2,081)	(2,081)

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$384

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$2,081

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(59,975)	—	$(59,975)
Forward foreign currency contracts	—	$(6,603)	(6,603)
Total	$(59,975)	$(6,603)	$(66,578)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$37,111	—	$37,111
Forward foreign currency contracts	—	$9,218	9,218
Total	$37,111	$9,218	$46,329
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$318,237
Futures contracts (to sell)	230,009
Forward foreign currency contracts (to sell)	271,913

†	At June 30, 2024, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	—	$(9)	$(9)	—	$(9)
Citibank N.A.	—	(2,072)	(2,072)	—	(2,072)
Total	—	$(2,081)	$(2,081)	—	$(2,081)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$11,910	$4,697
Class C	5,160	741
Class C1	1	27
Class FI	119	136
Class R	162	172
Class I	—	5,487
Class IS	—	426
Total	$17,352	$11,686

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,542
Class C	723
Class C1	27
Class FI	158
Class R	171
Class I	1
Class IS	3
Total	$5,625
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$195,125	$360,610
Class C	13,605	38,673
Class C1	5	6
Class FI	2,108	5,937
Class R	880	1,950
Class I	189,777	402,605
Class IS	848,508	1,220,241
Total	$1,250,008	$2,030,022
7. Capital shares
At June 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	53,658	$500,316	161,141	$1,526,708
Shares issued on reinvestment	18,673	172,446	34,887	324,072
Shares repurchased	(221,136)	(2,063,213)	(1,216,996)	(11,383,958)
Net decrease	(148,805)	$(1,390,451)	(1,020,968)	$(9,533,178)
Class C
Shares sold	3,199	$28,769	36,993	$339,878
Shares issued on reinvestment	1,513	13,484	4,301	38,542
Shares repurchased	(106,212)	(951,819)	(107,815)	(979,328)
Net decrease	(101,500)	$(909,566)	(66,521)	$(600,908)
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C1
Shares sold	1	$9	2	$17
Shares issued on reinvestment	1	5	1	6
Shares repurchased	(4)	(15)	(2)	(21)
Net increase (decrease)	(2)	$(1)	1	$2
Class FI
Shares sold	299	$2,769	986	$9,209
Shares issued on reinvestment	230	2,108	638	5,937
Shares repurchased	(757)	(6,995)	(27,223)	(250,267)
Net decrease	(228)	$(2,118)	(25,599)	$(235,121)
Class R
Shares sold	263	$2,413	6,392	$59,595
Shares issued on reinvestment	63	572	180	1,635
Shares repurchased	(7,503)	(68,687)	(1,973)	(18,276)
Net increase (decrease)	(7,177)	$(65,702)	4,599	$42,954
Class I
Shares sold	51,887	$489,078	173,657	$1,634,950
Shares issued on reinvestment	19,957	186,549	42,313	397,903
Shares repurchased	(315,477)	(2,971,876)	(848,083)	(7,962,739)
Net decrease	(243,633)	$(2,296,249)	(632,113)	$(5,929,886)
Class IS
Shares sold	463,862	$4,388,475	880,448	$8,405,732
Shares issued on reinvestment	90,183	848,508	128,751	1,220,241
Shares repurchased	(860,599)	(8,156,988)	(2,983,893)	(28,780,395)
Net decrease	(306,554)	$(2,920,005)	(1,974,694)	$(19,154,422)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$396,564	396,564	$396,564	396,564

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$156	—	—
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $12,238,751, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Inflation Indexed Plus Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Inflation Indexed Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.
Western Asset Inflation Indexed Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional inflation-protected bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023 was

Western Asset Inflation Indexed Plus Bond Fund

below the median. The Board noted that the Fund’s performance trailed that of its benchmark index for all relevant time periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional inflation-protected bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median of the peer group. The Board also noted the small size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did
Western Asset Inflation Indexed Plus Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Inflation Indexed Plus Bond Fund

Western Asset
Inflation Indexed Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Inflation Indexed Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Inflation Indexed Plus Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90203-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024